Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments
Fuel derivatives

During the year ended December 31, 2024, the Company entered into additional series of forward contracts for the purchase of 62 million litres of gas oil and 63 million litres of fuel oil with scheduled settlement between August 2024 and July 2026. These derivative instruments were not designated as hedges by the Company and are recorded at FVTPL.

For the year ended December 31, 2024, the Company recorded an unrealized fuel derivative loss of $3 million (2023 – loss of $4 million) and a realized fuel derivative loss of $0 million (2023 - gain of $9 million) in the Consolidated Statement of Operations.

The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2024:

	2025	2026	Total

Forward – fuel oil:
Litres (thousands)	35,027	14,447	49,474
Average strike price	$0.44	$0.42	$0.43

Forward – gas oil:
Litres (thousands)	36,216	8,189	44,405
Average strike price	$0.60	$0.59	$0.60

The unrealized fair value of these contracts at December 31, 2024 was $(2) million.
Gold derivatives

During the year ended December 31, 2024, as a requirement of the new RCF (Note 12), the Company entered into a series of 1:1 zero-cost put/call gold collar contracts with settlement between February 2025 and January 2027. These derivative instruments were not designated as hedges by the Company and are recorded at FVTPL.

The following is a summary, by maturity dates, of the Company’s gold derivative contracts outstanding as at December 31, 2024:

	2025	2026	2027	Total

Ounces	187,010	200,006	16,637	403,653
Average floor price	$2,450	$2,450	$2,450	$2,450
Average ceiling price	$3,294	$3,294	$3,294	$3,294

The unrealized fair value of these contracts at December 31, 2024 was $0 million.